Sales Revenues - Summary Of Sales Revenues From External Customers By Business And By Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 25,077,398	¥ 27,693,693
Financial services	2,137,195	2,172,854
Total sales revenues	27,214,594	29,866,547
Vehicles, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	20,509,606	22,647,701
Parts and components for production, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,287,053	1,197,089
Parts and components for after service, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	2,049,187	2,170,448
Other, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	752,000	755,141
Total automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	24,597,846	26,770,379
All other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 479,553	¥ 923,314